Investments Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		₨ 53,199.5	$ 701.2	₨ 99,620.2
Securities Available-for-Sale		4,388,563.1	57,843.2	4,275,449.9
Total | $			58,703.4
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		53,199.5		99,620.2
Securities Available-for-Sale		4,388,563.1		4,275,449.9
Equity securities	[1]	12,070.8		19,577.8
Total		4,453,833.4		4,394,647.9
Fair Value, Measurements, Recurring | Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		304.1		0.0
Securities Available-for-Sale		174,680.3		176,015.8
Equity securities	[1]	3,889.8		11,869.8
Total		178,874.2	2,357.6	187,885.6
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		52,895.4		99,620.2
Securities Available-for-Sale		4,069,988.1		3,938,270.2
Equity securities	[1]	8,181.0		7,708.0
Total		4,131,064.5	54,449.2	4,045,598.4
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities		0.0		0.0
Securities Available-for-Sale		143,894.7		161,163.9
Equity securities	[1]	0.0		0.0
Total		₨ 143,894.7	$ 1,896.6	₨ 161,163.9

[1]	Equity securities classified within other assets.